UNDRAWN CREDIT FACILITIES (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Statement [Line Items]
Undrawn borrowing facilities	$ 10,000
Borrowings, interest rate basis	The facility expires on June 30, 2018 and bears interest at a rate of LIBOR plus 5%.
Margin credit facility	$ 500